Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill.
Goodwill

(5)          Goodwill

The change in the carrying amount of goodwill for the three months ended March 31, 2020 was as follows:

Balance at December 31, 2019	$266,790,518
Acquired goodwill during the period	74,016,335
Balance at March 31, 2020	$340,806,853

The Company did not record any goodwill impairment charges during the three months ended March 31, 2020 and 2019.

(5)          Goodwill

The change in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 were as follows:

		Accumulated
	Gross carrying	impairment	Net carrying
	amount	losses	amount
Balance at December 31, 2017	$38,628,391	—	38,628,391
Acquired goodwill during the period	164,757,821	—	164,757,821
Decrease	(950,000)	—	(950,000)
Balance at December 31, 2018	$202,436,212	—	202,436,212
Acquired goodwill during the period	65,269,470	—	65,269,470
Receipt of prior escrow payment	(504,000)		(504,000)
Decrease	(411,164)	—	(411,164)
Balance at December 31, 2019	$266,790,518	—	266,790,518

As discussed in Note 3, Acquisitions, in connection with the acquisition of HME in 2018, the Company made an escrow payment of $1,000,000 that would either be due to the sellers or paid back to the Company within one year subject to certain conditions after closing. Based on the outcome of such conditions, the Company received $504,000 of the escrow funds during the year ended December 31, 2019 and recorded that amount as a reduction of goodwill. The other decreases in the table above primarily relates to working capital and other measurement period adjustments relating to businesses that were acquired by the Company during 2018.